Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net Loss before Income Tax Based on Jurisdictions

Our net loss before income tax was subject to tax in the following jurisdictions for the following periods (in thousands):

	Years Ended December 31,
	2017	2016	2015
United States	$(52,066)	$(40,929)	$(51,779)
Foreign	(12)	(40)	(244)

	$(52,078)	$(40,969)	$(52,023)

Income Tax Rate Reconciliation

	Years Ended December 31,
	2017	2016	2015
United States	$(52,066)	$(40,929)	$(51,779)
Foreign	(12)	(40)	(244)

	$(52,078)	$(40,969)	$(52,023)

Our rate reconciliation consists of the following:

	Years Ended December 31,
	2017	2016	2015
Federal statutory rate	35.0%	35.0%	35.0%
State tax (net of federal benefit)	0.0%	0.1%	5.8%
Effects of U.S. tax rate change	(47.6)%	0.0%	0.0%
Federal and state tax credits	46.8%	2.9%	3.0%
Uncertain tax positions	(5.3)%	(16.0)%	0.0%
Stock options	(1.4)%	(1.5)%	(1.0)%
Other	(0.2)%	(2.5)%	0.5%
Change in valuation allowance	(27.3)%	(18.0)%	(43.3)%

Effective tax rate	0.0%	0.0%	0.0%

Deferred Tax Assets

If our judgment changes and it is determined that we will be able to realize these net deferred tax assets, the tax benefits relating to any reversal of the valuation allowance on the net deferred tax assets will be accounted for as a reduction to income tax expense.

	December 31,
	2017	2016
	(in thousands)
Deferred tax assets:
Federal and state tax credits	$43,600	$6,056
Net operating loss carryforwards	35,903	58,722
Stock-based compensation	2,371	2,760
Foreign net operating loss carryforwards	169	256
Other, net	1,809	1,816

Total deferred tax assets	83,852	69,610
Less valuation allowance	(83,852)	(69,610)

	$—	$—

Unrecognized Tax Benefit

The following table summarizes the activity related to our uncertain tax positions (in thousands):

	Year Ended December 31,
	2017	2016
Balance at beginning of year	$16,095	$1,422
Additions based on tax positions related to the current year	5,134	4,408
Changes for prior period tax positions	2,041	10,265
Balance at end of year	$23,270	$16,095